UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4314

                      (Investment Company Act File Number)


                          Intermediate Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  5/31/07


                Date of Reporting Period:  Quarter ended 8/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--97.5%
                  ALABAMA--1.9%
  $ 1,000,000     Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125%       $   1,042,790
                  (FSA INS), 11/1/2014
    1,000,000     Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds        1,050,560
                  (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020
    1,000,000     Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper         1,044,600
                  Co.), 11/1/2013
                     TOTAL                                                                                                 3,137,950
                  ALASKA--2.5%
    4,000,000     Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA               4,109,160
                  Insurance Corp. INS), 12/1/2012
                  ARIZONA--3.9%
      750,000     Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.),             775,297
                  4/1/2019
    1,800,000     Arizona Student Loan Acquisition Authority, Student Loan Refunding Revenue Bonds (Series 1999A-          1,899,054
                  1), 5.50%, 5/1/2012
    2,200,000     Arizona Student Loan Acquisition Authority, Student Loan Refunding Revenue Bonds (Series 1999A-          2,324,234
                  1), 5.60%, 5/1/2013
    1,420,000     Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset        1,479,697
                  Assurance INS), 12/1/2025
                     TOTAL                                                                                                 6,478,282
                  ARKANSAS--1.0%
    1,000,000     Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.),              1,021,320
                  1/1/2021
      535,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                   540,874
                  10/1/2017
                     TOTAL                                                                                                 1,562,194
                  CALIFORNIA--1.5%
      290,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            304,770
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
    2,000,000     California State Public Works Board, Lease Revenue Refunding Bonds (Series 2005K: Richmond               2,128,720
                  Laboratory), 5.00% (California State), 11/1/2019
                     TOTAL                                                                                                 2,433,490
                  COLORADO--1.4%
       55,000     Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017                                           55,887
    1,000,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00%               1,046,930
                  (Evangelical Lutheran Good Samaritan Society), 6/1/2016
    1,145,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement            1,189,781
                  Communities, Inc.), 12/1/2015
                     TOTAL                                                                                                 2,292,598
                  CONNECTICUT--1.4%
    2,240,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health                  2,339,030
                  Network)/(Radian Asset Assurance INS), 7/1/2025
                  DELAWARE--0.5%
      740,000     Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe                 804,661
                  Medical Center), 6/1/2014
                  DISTRICT OF COLUMBIA--2.6%
    1,000,000     District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/                   1,059,450
                  (AMBAC INS), 10/1/2012
    3,000,000     District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS),                 3,200,100
                  10/1/2017
                     TOTAL                                                                                                 4,259,550
                  FLORIDA--0.1%
      135,000     Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA Home Mortgage Program COL),            136,411
                  3/1/2029
                  GEORGIA--1.3%
    1,035,000     Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds,           1,090,176
                  5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012
       55,000     Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed In Treasuries COL)/                    58,426
                  (Original Issue Yield: 6.45%), 1/1/2009
        5,000     Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40% (United States Treasury             5,312
                  COL), 1/1/2009
      940,000     Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40%, 1/1/2009                         996,137
                     TOTAL                                                                                                 2,150,051
                  IDAHO--0.1%
      205,000     Idaho Housing Agency, SFM Revenue Bonds (Series D-2), Subordinate Bonds, 5.25%, 7/1/2011                   206,595
                  ILLINOIS--4.2%
      300,000     Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue          314,976
                  Yield: 5.25%), 12/1/2013
    1,000,000     Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original        1,055,260
                  Issue Yield: 5.55%), 7/1/2013
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                   1,045,670
                  Technology), 4/1/2019
      560,000     Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care                           578,900
                  Network)/(Original Issue Yield: 5.75%), 8/15/2011
    1,980,000     Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/(United        2,057,992
                  States Treasury PRF 8/15/2007@102)/(Original Issue Yield: 5.75%), 8/15/2011
    1,260,000     Illinois Health Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Advocate Health         1,333,357
                  Care Network)/(United States Treasury PRF 8/15/2009@100)/(Original Issue Yield: 5.75%), 8/15/2011
      500,000     Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75%           539,685
                  (Original Issue Yield: 6.85%), 6/1/2010
                     TOTAL                                                                                                 6,925,840
                  INDIANA--6.6%
      500,000     Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs                 532,755
                  (Marathon Oil Corp.), Mandatory Tender 12/2/2011
    1,095,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%            1,142,873
                  (Baptist Homes of Indiana), 11/15/2015
    4,800,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50%                4,935,600
                  (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010
    2,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00%                2,109,160
                  (Community Health Network)/(AMBAC INS), 5/1/2022
    2,000,000     Indianapolis, IN Airport Authority, Special Facilities Refunding Revenue Bonds (Series 2004A),           2,094,760
                  5.10% (FedEx Corp.), 1/15/2017
                     TOTAL                                                                                                10,815,148
                  IOWA--0.6%
    1,000,000     Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A),            1,040,050
                  5.25% (Care Initiatives), 7/1/2016
                  KANSAS--0.0%
       50,000     Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL),            51,100
                  12/1/2016
                  LOUISIANA--0.6%
    1,000,000     De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00%                      1,036,000
                  (International Paper Co.), 10/1/2012
                  MAINE--0.6%
    1,000,000     Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 4.65% (Waste Management, Inc.),               991,170
                  2/1/2016
                  MASSACHUSETTS--0.8%
    1,250,000     Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste         1,327,138
                  Management, Inc.), 6/1/2014
                  MICHIGAN--10.0%
    1,000,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco           1,112,100
                  Corp.)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 5.875%), 5/1/2018
      500,000     Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds             564,970
                  (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100)/(Original Issue
                  Yield: 6.25%), 4/15/2027
    2,000,000     Detroit, MI, UT GO Bonds (Series B), 5.00% (FSA INS), 4/1/2020                                           2,129,960
    1,025,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.875% (Drinking Water Revolving Fund)/(United         1,120,417
                  States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.875%), 10/1/2017
      415,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea            420,818
                  Community Hospital), 5/15/2025
    4,000,000     Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10%               4,095,840
                  (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013
    5,000,000     Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health         5,381,650
                  Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011
      650,000     Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019           672,718
    1,000,000     Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 4.50%               996,450
                  (Waste Management, Inc.), 12/1/2013
                     TOTAL                                                                                                16,494,923
                  MINNESOTA--1.6%
    1,000,000     Minneapolis Special School District No. 001, MN, (Series B) COPs, School Improvement Bonds,              1,005,820
                  5.125% (Minnesota State GTD), 2/1/2014
    1,500,000     Todd Morrison Cass & Wadena Counties United Hospital District, MN, GO Health Care Facility               1,543,815
                  Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021
                     TOTAL                                                                                                 2,549,635
                  MISSOURI--0.8%
      130,000     Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%,               130,893
                  1/1/2016
      175,000     Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%,               175,369
                  9/1/2012
    1,000,000     Taney County, MO Reorganized School District No. R-V, GO UT, 5.80% (State Aid Withholding LOC),          1,010,560
                  3/1/2017
                     TOTAL                                                                                                 1,316,822
                  NEVADA--0.7%
    1,100,000     Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender               1,161,501
                  3/1/2013
                  NEW HAMPSHIRE--0.6%
    1,000,000     New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds          1,038,660
                  (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014
                  NEW JERSEY--1.9%
      500,000     New Jersey EDA, Revenue Bonds (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax),                   525,040
                  6/15/2019
      400,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.00%                 404,816
                  (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024
    2,000,000     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series        2,228,360
                  2006A), 5.25%, 12/15/2020
                     TOTAL                                                                                                 3,158,216
                  NEW YORK--7.1%
    1,500,000     Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American         1,537,065
                  Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010
    1,000,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New         1,065,200
                  York Project)/(American Capital Access INS), 6/1/2015
    1,000,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),         1,079,420
                  1/1/2020
    2,000,000   1 New York City, NY, RITES (PA-1349), 6.82384% (MBIA Insurance Corp. INS), 8/1/2018                        2,442,000
    4,500,000     New York City, NY, UT GO Bonds (Series 1999G), 6.00% (Escrowed In Treasuries COL), 10/15/2007            4,624,380
      930,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue               944,601
                  Yield: 4.83%), 6/1/2022
                     TOTAL                                                                                                11,692,666
                  NORTH CAROLINA--2.6%
    1,000,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series              1,072,340
                  2003A), 5.50%, 1/1/2012
    1,000,000     North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS),               1,176,760
                  1/1/2018
    2,000,000     North Carolina Municipal Power Agency No. 1, Electric Refunding Revenue Bonds, 7.25%, 1/1/2007           2,022,940
                     TOTAL                                                                                                 4,272,040
                  OHIO--4.5%
    1,000,000     Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio        1,022,870
                  Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026
    3,195,000     Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare        3,269,763
                  Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008
    1,000,000     Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016                      1,069,240
    1,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  1,030,300
                  (Cleveland Electric Illuminating Co.), 12/1/2013
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster),          1,054,080
                  9/1/2020
                     TOTAL                                                                                                 7,446,253
                  PENNSYLVANIA--9.5%
      385,000   1 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo            384,480
                  PIT LLC Project), 9/1/2009
    2,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall              2,134,780
                  College), 4/15/2019
    1,000,000     New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster                        1,012,260
                  College)/(Original Issue Yield: 5.40%), 3/1/2018
    1,000,000     Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015                  1,039,850
    1,210,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75%            1,304,174
                  (UPMC Health System), 1/15/2012
    1,200,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00%            1,230,912
                  (Philadelphia University), 6/1/2015
      500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia               532,570
                  University), 6/1/2020
    1,000,000     Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS),         1,043,280
                  6/15/2023
    5,000,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds          5,124,600
                  (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012
    1,605,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie                1,759,144
                  Healthcare System, PA), 12/1/2012
                     TOTAL                                                                                                15,566,050
                  RHODE ISLAND--0.5%
      805,000     Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation                  836,129
                  Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010
                  SOUTH CAROLINA--0.6%
    1,000,000     Beaufort County, SC School District, GO, 5.50%, 3/1/2016                                                 1,045,530
                  TENNESSEE--4.9%
      500,000     Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021          537,725
    1,000,000     Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (United States Treasury           1,048,530
                  PRF 5/15/2009@101)/(Original Issue Yield: 5.125%), 11/15/2017
    4,000,000     Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50% (United States                4,253,240
                  Treasury PRF 4/1/2010@100)/(Original Issue Yield: 5.50%), 4/1/2017
      500,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25%           543,710
                  (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2010
      500,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25%           553,150
                  (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011
    1,000,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25%         1,123,680
                  (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012
                     TOTAL                                                                                                 8,060,035
                  TEXAS--7.1%
    1,000,000     Alliance Airport Authority Inc., TX, Special Facilities Refunding Revenue Bonds, 4.85% (FedEx            1,005,290
                  Corp.), 4/1/2021
    1,000,000     Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013                               1,050,190
    1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co. LLC),         1,111,770
                  Mandatory Tender 4/1/2013
      500,000     Carroll, TX ISD, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield:                 508,975
                  5.02%), 2/15/2016
    1,000,000     Cass County, TX Industrial Development Corp., Environmental Improvement Refunding Revenue Bonds,         1,001,110
                  4.80% (International Paper Co.), 3/1/2025
    1,000,000     El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015             1,029,100
    1,000,000     Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75% (United States Treasury PRF                           1,068,920
                  2/15/2010@100)/(Original Issue Yield: 5.75%), 2/15/2017
    2,000,000     North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children's              2,166,480
                  Medical Center of Dallas)/(AMBAC INS), 8/15/2017
      500,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC),                513,165
                  5/1/2028
    1,000,000     Sabine River Authority, TX, PCR Refunding Revenue Bonds (Series 2001A), 5.50% TOBs (TXU Energy           1,059,040
                  Co. LLC), Mandatory Tender 11/1/2011
    1,000,000     San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016          1,087,260
                     TOTAL                                                                                                11,601,300
                  UTAH--1.3%
    1,050,000     Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds, 5.20% (United States         1,126,787
                  Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020
    1,000,000     Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.),           1,052,350
                  Mandatory Tender 11/1/2011
                     TOTAL                                                                                                 2,179,137
                  VIRGINIA--2.5%
    1,000,000     Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008                               1,002,990
    2,000,000     Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention             2,059,620
                  Center Expansion Project), 6/15/2008
    1,000,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (Original Issue Yield: 5.301%),             1,027,090
                  6/1/2019
                     TOTAL                                                                                                 4,089,700
                  WASHINGTON--5.3%
    1,000,000     Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015                                                 1,043,570
    4,500,000     Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical         4,609,260
                  Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010
    2,000,000     Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds               2,040,260
                  (Series 1997A), 6.00% (Energy Northwest, WA)/(Escrowed In Treasuries COL), 7/1/2007
    1,000,000     Washington State, GO UT (Motor Vehicle Fuel Tax, Series 1998B), 5.00% (Original Issue Yield:             1,014,230
                  5.20%), 1/1/2017
                     TOTAL                                                                                                 8,707,320
                  WISCONSIN--4.4%
    1,000,000     Menomonee Falls, WI Sewage System, (Series A) Revenue Bonds, 5.65% (United States Treasury PRF           1,013,860
                  5/1/2007@100)/(Original Issue Yield: 5.70%), 5/1/2016
    1,000,000     Milwaukee County, WI, (Series A), 5.00%, 10/1/2016                                                       1,055,680
      980,000     Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan Healthcare), 8/15/2014          1,078,990
    1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare,                    1,012,940
                  Inc.)/(Original Issue Yield: 5.15%), 3/1/2025
    1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2017             1,044,250
    1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2018             1,039,700
    1,000,000     Wisconsin State Transportation, (Series A), 5.50% (United States Treasury PRF                            1,067,040
                  7/1/2010@100)/(Original Issue Yield: 5.50%), 7/1/2015
                     TOTAL                                                                                                 7,312,460
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $155,235,725)                                                160,624,795
                  SHORT-TERM MUNICIPAL -0.3%3
                  MICHIGAN--0.3%
      500,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement               500,000
                  Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.400%, 9/7/2006
                  (AT COST)
                  OTHER--0.9%
    1,000,000 1,2 GMAC Municipal Mortgage Trust, Pfd., (Series A-2), 4.80%, 10/31/2040                                     1,005,430
      500,000 1,2 GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040                                       507,250
                     TOTAL OTHER (IDENTIFIED COST $1,500,000)                                                              1,512,680
                     TOTAL INVESTMENTS --- 98.7%                                                                         162,637,475
                     (IDENTIFIED COST $157,235,725)4
                     OTHER ASSETS AND LIABILITIES --- NET --- 1.3%                                                         2,206,182
                     TOTAL NET ASSETS --- 100%                                                                         $ 164,843,657

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.8% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $4,339,160 which represented 2.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2006, these liquid restricted securities amounted to $1,512,680 which represented 0.9% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At August 31, 2006 the cost of investments for federal tax purposes was $157,226,269. The net unrealized appreciation of investments for federal tax purposes was $5,411,206. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,433,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,608.

    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.



RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2006 is as follows:

SECURITY                                                                                           ACQUISITION DATE ACQUISITION COST
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo    9/23/1999        $385,000
PIT LLC Project), 9/1/2009
New York City, NY, RITES (PA-1349), 6.17123% (MBIA Insurance Corp. INS), 8/1/2018                  2/6/2006         $2,368,740


        The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COPs  --Certificates of Participation
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFA   --Housing Finance Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 ISD   --Independent School District
 LOC   --Letter of Credit
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 RITES --Residual Interest Tax-Exempt Securities
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  INTERMEDIATE MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006